Derivative Financial Instruments - Fair Value of Derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Derivatives, fair value disclosures
Derivative instruments, assets	$ 253.0	$ 256.6
Derivative instruments, liabilities	(1,737.2)	(2,994.3)
Fair value of embedded derivative liabilities reported with contractholder funds	115.5	46.3
Fair value of net (asset) liability embedded derivative reported with funds withheld payable	(2,326.1)	(3,652.8)
Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	93.6	154.6
Derivative instruments, liabilities	111.5	124.4
Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	159.4	102.0
Derivative instruments, liabilities	(1,848.7)	(3,118.7)
Interest rate contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	9.0	20.0
Derivative instruments, liabilities	72.6	105.1
Interest rate contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	70.3	81.1
Derivative instruments, liabilities	284.3	439.9
Foreign exchange contracts | Derivatives designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	84.6	134.6
Derivative instruments, liabilities	38.9	19.3
Foreign exchange contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	0.7	0.9
Derivative instruments, liabilities	2.3	0.3
Equity contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	83.8	16.5
Derivative instruments, liabilities	74.2	45.6
Credit contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, assets	4.6	3.5
Derivative instruments, liabilities	1.1	2.0
Other contracts | Derivatives not designated as hedging instruments
Derivatives, fair value disclosures
Derivative instruments, liabilities	$ (2,210.6)	$ (3,606.5)